SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is November 28, 2017.

For the MFS® Funds listed below:

MFS® COMMODITY STRATEGY FUND	MFS® GLOBAL GROWTH FUND
MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND MFS® EQUITY OPPORTUNITIES FUND MFS® GLOBAL ALTERNATIVE STRATEGY FUND MFS® GLOBAL EQUITY FUND	MFS® GLOBAL TOTAL RETURN FUND MFS® INFLATION-ADJUSTED BOND FUND MFS® STRATEGIC INCOME FUND MFS® UTILITIES FUND

Effective immediately, the sub-sections entitled "Compensation -- MFS," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Global Total Return Fund and MFS Utilities Fund only, as follows:
Compensation -- MFS
Portfolio manager compensation is reviewed annually. As of December 31, 2016, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2016, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Global Total Return Fund	Nevin Chitkara	MSCI World Index (gross div) MSCI World Value Index (gross div) Lipper Global Funds Lipper Global Large-Cap Value Funds
	Pablo De La Mata	MSCI World Index (gross div) MSCI World Value Index (gross div) Lipper Global Funds Lipper Global Large-Cap Value Funds
	Pilar Gomez-Bravo	Bloomberg Barclays Global Aggregate Bond Index
	Steven Gorham	MSCI World Index (gross div) MSCI World Value Index (gross div) Lipper Global Funds Lipper Global Large-Cap Value Funds
	Richard Hawkins	Bloomberg Barclays Global Aggregate Bond Index
	Vipin Narula[1]	MSCI World Index (net div) MSCI World Value Index (net div)
	Robert Persons	Bloomberg Barclays Global Aggregate Credit Bond Index
	Jonathan Sage	MSCI All Country World High Dividend Yield Index (net div)
	Robert Spector	Bloomberg Barclays Global Aggregate Bond Index
	Benjamin Stone	MSCI World Index (gross div) MSCI World Value Index (gross div) Lipper Global Funds Lipper Global Large-Cap Value Funds
	Erik Weisman	Bloomberg Barclays Global Aggregate Bond Index
MFS Utilities Fund	Claud Davis	Standard & Poor's 500 Utilities Index Fixed Weight Telecom/Utilities Lipper Utility Funds
	Maura Shaughnessy	Standard & Poor's 500 Utilities Index Fixed Weight Telecom/Utilities Lipper Utility Funds
	Scott Walker[2]	Standard & Poor's 500 Utilities Index
1 Information is as of October 1, 2017.
2 Information is as of September 15, 2017.

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Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used.  Consideration is given to portfolio performance over one, three, and five years with emphasis placed on the longer periods.  For portfolio managers who have served for more than five years, additional longer-term performance periods are also considered.  For portfolio managers who have served for less than five years, performance periods are adjusted as appropriate.
The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.
Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.
Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended October 31, 2016. The following dollar ranges apply:
N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. $100,001 – $500,000
E. $500,001 – $1,000,000
F. Over $1,000,000
Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund

MFS Global Total Return Fund	Nevin Chitkara	D
	Pablo De La Mata	N
	Pilar Gomez-Bravo	B
	Steven Gorham	F
	Richard Hawkins	D
	Vipin Narula[1]	N
	Robert Persons	N
	Jonathan Sage	D
	Robert Spector	N
	Benjamin Stone	N
	Erik Weisman	D

MFS Utilities Fund	Claud Davis	N
	Maura Shaughnessy	F
	Scott Walker[2]	C
1 Mr. Narula became a Portfolio Manager of MFS Global Total Return Fund on October 1, 2017. Information is as of October 31, 2017.
2 Mr. Walker became a Portfolio Manager of MFS Utilities Fund on September 15, 2017. Information is as of October 31, 2017.

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Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the fiscal year ended October 31, 2016:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Global Total Return Fund	Benjamin Stone	Registered Investment Companies[1]	9	$32.5 billion
		Other Pooled Investment Vehicles	8	$11.0 million
		Other Accounts	37	$10.7 billion
	Erik Weisman	Registered Investment Companies[1]	8	$6.2 billion
		Other Pooled Investment Vehicles	4	$3.0 billion
		Other Accounts	1	$324.0 million
	Jonathan Sage	Registered Investment Companies[1]	29	$26.1 billion
		Other Pooled Investment Vehicles	19	$4.4 billion
		Other Accounts	44	$12.7 billion
	Nevin Chitkara	Registered Investment Companies[1]	17	$63.2 billion
		Other Pooled Investment Vehicles	8	$6.5 billion
		Other Accounts	41	$19.5 billion
	Pablo De La Mata	Registered Investment Companies[1]	9	$32.5 billion
		Other Pooled Investment Vehicles	8	$11.0 billion
		Other Accounts	37	$10.7 billion
	Pilar Gomez-Bravo	Registered Investment Companies[1]	5	$4.4 billion
		Other Pooled Investment Vehicles	4	$2.9 billion
		Other Accounts	1	$324.0 million
	Richard Hawkins	Registered Investment Companies[1]	11	$19.4 billion
		Other Pooled Investment Vehicles	5	$4.0 billion
		Other Accounts	2	$355.4 million
	Vipin Narula[2] (Became a Portfolio Manager of the Fund on October 1, 2017)	Registered Investment Companies[1]	2	$2.9 billion
		Other Pooled Investment Vehicles	6	$4.1 billion
		Other Accounts	21	$8.3 billion
	Robert Persons	Registered Investment Companies[1]	13	$16.9 billion
		Other Pooled Investment Vehicles	8	$4.5 billion
		Other Accounts	3	$431.1 million
	Robert Spector	Registered Investment Companies[1]	4	$3.9 billion
		Other Pooled Investment Vehicles	9	$4.8 billion
		Other Accounts	50	$1.9 billion
	Steven Gorham	Registered Investment Companies[1]	16	$63.2 billion
		Other Pooled Investment Vehicles	8	$6.5 billion
		Other Accounts	41	$19.5 billion
MFS Utilities Fund	Claud Davis	Registered Investment Companies[1]	5	$7.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	4	$623.1 million
	Maura Shaughnessy	Registered Investment Companies[1]	5	$7.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable
	Scott Walker[2] (Became a Portfolio Manager of the Fund on September 15, 2017)	Registered Investment Companies[1]	5	$7.1 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable
1 Includes the Fund.
2 Account Information is as of October 31, 2017.

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With respect to the accounts identified in the table above, Mr. De La Mata manages 2 other accounts with assets totaling $585.9 million and Mr. Stone manages 2 other accounts with assets totaling $585.9 million for which the advisory fees are based in part on the performance of the accounts. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager's compensation is not determined by reference to the level of performance fees received by MFS.

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